Document And Entity Information	12 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Document Type	S-1
Entity Registrant Name	PANBELA THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	88-2805017
Entity Address, Address Line One	712 Vista Blvd, Suite 305
Entity Address, City or Town	Waconia
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55387
City Area Code	952
Local Phone Number	479-1196
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001029125
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false